Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	000-55135
Entity Registrant Name	POET TECHNOLOGIES INC.
Entity Central Index Key	0001437424
Entity Incorporation, State or Country Code	A6
Entity Address, Address Line One	1107 – 120 Eglinton Avenue East
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M4P 1E2
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	37,841,950
ICFR Auditor Attestation Flag	true
Auditor Firm ID	688
Auditor Name	Marcum LLP
Auditor Location	New Haven, CT
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Suresh Venkatesan
Contact Personnel Email Address	svv@poet-technologies.com